Balances and Transactions with Interested and Related Parties (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2025	Dec. 04, 2023	Dec. 31, 2024	Dec. 31, 2023
Balances and Transactions with Interested and Related Parties [Line Items]
Aggregate principal amount		$ 6,000	$ 1,000
Agreement accrue interest rate	18.00%
Aggregated amount			2,662
Loan agreement			1,639	$ 1,023
Selling and marketing expenses			323	$ 399
Other receivables.			$ 2,739
BST Loan Agreement [Member]
Balances and Transactions with Interested and Related Parties [Line Items]
Agreement accrue interest rate	15.00%
Mr. Hershkoviz [Member]
Balances and Transactions with Interested and Related Parties [Line Items]
Service, percentage				9.99%